AAM/HIMCO Short Duration Fund

Class A Shares (Ticker Symbol: ASDAX)

Class C Shares (Ticker Symbol: ASDCX)

Class I Shares (Ticker Symbol: ASDIX)

A series of Investment Managers Series Trust

Supplement dated June 3, 2026, to the

Prospectus and Statement of Additional Information (“SAI”),

each dated October 31, 2025.

Brian DaCorte, CFA, has been added as a portfolio manager to the AAM/HIMCO Short Duration Fund (the “Fund”). Accordingly, effective immediately, the Prospectus and SAI are updated as follows:

The section “Portfolio Managers – Summary Section” of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Name and Title (HIMCO)	Managed the Fund Since:
Robert Crusha, CFA, Senior Managing Director and Senior Portfolio Manager	June 30, 2014
Shannon Carbray, CFA, Managing Director and Senior Portfolio Manager	June 30, 2014
Brian DaCorte, CFA, Senior Investment Analyst	May 5, 2026

The first sentence under the heading entitled “Management of the Fund – Portfolio Managers” of the Prospectus is deleted in its entirety and replaced with the following:

Mr. Crusha, Ms. Carbray and Mr. DaCorte are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

The following is added under the heading entitled “Management of the Fund – Portfolio Managers” of the Prospectus:

Brian DaCorte, CFA – Brian is a Senior Investment Analyst with roles and responsibilities across HIMCO’s Portfolio Management and Client Management teams. DaCorte supports the day-to-day management of several of HIMCO’s third-party client portfolios, as well as various client management and business development efforts. Prior to joining the group, he was a Risk Manager in the firm’s Asset Liability Management Team. DaCorte joined HIMCO in 2018 and earned his BS in Finance from the University of Connecticut.

The following is added under the heading entitled “Other Accounts Managed by the Portfolio Managers” of the SAI:

As of May 26, 2026, information on other accounts managed by Brian DaCorte, CFA, is as follows.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Brian DaCorte, CFA	0	$0.00	0	$0.00	12	$1,084.11

	Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Brian DaCorte, CFA	0	$0.00	0	$0.00	0	$0.00

The following is added under the heading entitled “Ownership of the Funds by the Portfolio Managers” of the SAI:

The following chart sets forth the dollar range of Fund shares owned by Brian DaCorte, CFA, as of May 26, 2026.

Dollar Range of Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Name of Portfolio Manager
Brian DaCorte, CFA	$1 - $10,000

Please file this Supplement with your records.